Fees Summary	Apr. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,063,000.00
Previously Paid Amount	0.00
Total Fee Amount	146.80
Total Offset Amount	0.00
Net Fee	146.80
Narrative - Max Aggregate Offering Price	$ 1,063,000.00
Final Prospectus	true